INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(10.00%)	(10.00%)	(11.00%)
R&D Super deduction			(1.00%)
Different tax rate in other jurisdictions	1.00%		4.00%
Dividend withholding tax	3.00%	1.00%
Effective tax rate	19.00%	16.00%	17.00%